General (Details)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Pro Forma Revenue and Net Loss
Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2012 and 2011 ,to give effect to the acquisitions of Ortiva and Oversi as if they had occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have been had the acquisition actually occurred on January 1, 2011, nor does it purport to represent the results of operations for future periods.
	Year ended December 31,
	2012	2011
	Unaudited

Revenues	$107,598		$87,177
Net loss	$(16,938)	$	(915)

Ortiva [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$1,967
Equipment	459
Deferred revenues	(1,803)
Current and non-current liabilities	(3,949)
Deferred tax assets, net	409
Technology	3,899
Backlog	910
Goodwill	8,924

Net assets acquired	$10,816

Oversi [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Current assets	$4,182
Equipment and other assets	138
Deferred revenues	(936)
Other current liabilities	(2,038)
Bank loan	(1,952)
Technology	6,826
Backlog	1,491
Customer relationships	899
Goodwill	8,739

Net assets acquired	$17,349